Summary of Significant Accounting Policies (Details Narrative)		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 19, 2024	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($)	Dec. 14, 2023 USD ($)
Product Information [Line Items]
Cash equivalents						$ 0	$ 0	$ 0	$ 0
Allowance for credit losses						5,748	$ 5,748	$ 5,748	107,860
Bad debt expenses for accounts receivable						65,013			142,162
Number of operating segments							1	1
Goodwill, impairment loss						0			0
Deferred offering costs									1,524,934	$ 3,233,097
Revenue		$ 1,068,197	$ 1,193,321	$ 2,147,669	$ 2,370,382	4,561,300			5,332,979
Advertising costs						$ 941,737			783,764
Three Customers [Member]
Product Information [Line Items]
Revenue									$ 259,635
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, percentage									21.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, percentage									16.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, percentage									10.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk, percentage									47.00%
Computer Equipment [Member]
Product Information [Line Items]
Property and equipment estimated useful lives						3 years	3 years	3 years
Subsequent Event [Member]
Product Information [Line Items]
Reverse stock split	one-for-fifty (1-for-50) reverse stock split